Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Adaptiv Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adaptiv™ Select ETF NAV
Average Annual Return, Percent	47.14%	14.99%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	25.90%